Debt - Schedule of Future Principal Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Future Principal Payments [Abstract]
Less than 1 year	$ 1,269
Between 1 - 2 years	814
Between 2 - 5 years	1,221
Over 5 years	254
Plus imputed interest	15
Total Long Term Debt	$ 3,572